Inventory (Narrative) (Details) - USD ($)	12 Months Ended
	Aug. 31, 2017	Aug. 31, 2016
Inventory 1		$ 44,040
Inventory 2		$ 0
Inventory 1	$ 68,611
Inventory 2	$ 44,040